Share-based compensation - Plan (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 10, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based compensation
Common stock, par value (in dollars per share)		$ 0	$ 0
Share based compensation expense		$ 28,968	$ 28,984	$ 18,201
Plan | Common Class A
Share-based compensation
Number of shares authorized (in shares)	2,452,000				2,300,000
Common stock, par value (in dollars per share)	$ 0			$ 0
Plan | Maximum | Common Class A
Share-based compensation
Available for issuance share pool, as a percent to outstanding shares	2.00%
Maximum of shares available for grant (in shares)	1,000,000
SOP III
Share-based compensation
Share based compensation expense		19,078	19,094	$ 12,043
CEO remuneration
Share-based compensation
Share based compensation expense		8,702	8,702	4,970
Top Management Bonus
Share-based compensation
Share based compensation expense		$ 1,188	$ 1,188	$ 1,188